Income Tax: Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Details
Unrecognized Tax Benefits, Beginning Balance	$ 1	$ 1
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	(1)	0
Unrecognized Tax Benefits, Ending Balance	$ 0	$ 1